LONG-TERM PAYABLES, CURRENT (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Property, Plant and Equipment [Line Items]
Long-term payables, current	$ 95,580	$ 97,832
Long-term debt penalty	$ 720
Cost of land use right	5.00%
Tools, Dies and Molds [Member]
Property, Plant and Equipment [Line Items]
Carrying amount			$ 11,101
Building [Member]
Property, Plant and Equipment [Line Items]
Carrying amount			14,938
Land [Member]
Property, Plant and Equipment [Line Items]
Carrying amount			$ 13,909